Nature of Organization and Operations - Additional Information (Detail)		3 Months Ended
	Mar. 15, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 14, 2017 shares	Mar. 10, 2017 $ / shares shares	Mar. 03, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares
Class Of Stock [Line Items]
Common stock, shares authorized		300,000,000		300,000,000	100,000,000	17,440,436	17,140,478
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000		10,000,000	10,000,000
Preferred stock, par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Capital stock conversion basis ratio	2.3336572
Common stock, shares outstanding		27,049,555				1,240,925	1,157,251
Common stock issued to private placement, price per share | $ / shares						$ 14.70
Net proceeds of common stock issued to private placement | $		$ 37,163,390
Warrants issued to purchase common stock, exercise price | $ / shares		$ 5.00
Minimum [Member]
Class Of Stock [Line Items]
Percentage of Interest owned in the combined enterprise	50.00%
Common Stock [Member]
Class Of Stock [Line Items]
Common stock issued to private placement		8,049,555
Net proceeds of common stock issued to private placement | $		$ 805
ZETA ACQUISITION CORP. II [Member]
Class Of Stock [Line Items]
Number of shares surrendered for cancellation	4,000,000
Common stock, shares outstanding			5,000,000
Issuance of warrants term	3 years
Number of warrants issued to purchase common stock	317,562
Warrants issued to purchase common stock, exercise price | $ / shares	$ 5.00
ZETA ACQUISITION CORP. II [Member] | Common Stock [Member]
Class Of Stock [Line Items]
Common stock issued to private placement	8,049,555
Common stock issued to private placement, price per share | $ / shares	$ 5.00
Net proceeds of common stock issued to private placement | $	$ 37,200,000